Expenses - Summary of expenses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Loss before income tax includes the following specific
Scientific Advisory Board costs	$ 0	$ 0	$ 31
Employee benefits expense- salaries & wages and staff benefits	1,761	2,161	2,250
Employee benefits expense- superannuation	34	36	29
Employee benefits expense- share based payments	172	485	702
Total research & development expense (excluding amortisation)	6,391	15,511	13,695
Amortisation	934	1,869	1,869
Total research & development expense	7,325	17,380	15,564
Net foreign exchange loss/(gain)	310	(20)	46
Expense relating to short term lease	59	124	152
Defined contribution superannuation expense	54	88	131
Employee benefits expense G&A
- salaries & wages and staff benefits	1,062	486	1,467
- superannuation	20	52	102
- share based payments	481	48	457
Total employee benefits expense G&A	1,563	586	2,026
EVT-801 program costs [member]
Loss before income tax includes the following specific
Research and development expense	1,391	5,277	5,060
Cantrixil program costs [member]
Loss before income tax includes the following specific
Research and development expense	2	1	5
Paxalisib program costs [member]
Loss before income tax includes the following specific
Research and development expense	3,031	7,551	5,618
Paxalisib licensing agreement [member]
Loss before income tax includes the following specific
Amortisation	542	1,084	1,084
Evotec Licensing Agreement [member]
Loss before income tax includes the following specific
Amortisation	$ 392	$ 785	$ 785